BANK LOANS	12 Months Ended
Dec. 31, 2023
Bank Loans
BANK LOANS

10. BANK LOANS

The bank loans as of December 31, 2022 and 2023 are set out below:

Bank loans	Currency	Period	Effective Interest rate	Carrying amount
				US$’000
Secured fixed rate bank loan	SGD	2026	4.5%	205
Secured fixed rate bank loan	SGD	2027	4.5%	120
Secured fixed rate bank loan	SGD	2027	4.5%	360
December 31, 2022				685

Secured fixed rate bank loan	SGD	2026	4.5%	163
Secured fixed rate bank loan	SGD	2027	4.5%	96
Secured fixed rate bank loan	SGD	2026	4.5%	271
December 31, 2023				530

The secured fixed rate bank loan is guaranteed by a related party of the Company.

Bank loans	Carrying amount	Within 1 year	2024	2025	2026	2027
	US$’000

Secured fixed rate bank loan	205	48	50	52	55	–
Secured fixed rate bank loan	120	27	29	30	31	3
Secured fixed rate bank loan	360	82	86	90	94	8
December 31, 2022	685	157	165	172	180	11

	Carrying amount	Within 1 year	2025	2026	2027	2028
	US$’000

Secured fixed rate bank loan	163	52	54	57	–	–
Secured fixed rate bank loan	96	30	31	32	3	–
Secured fixed rate bank loan	271	125	135	11	–	–
December 31, 2023	530	207	220	100	3	–